Fair Value of Financial Instruments and Fair Value Measurements (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Fair Value of Financial Instruments and Fair Value Measurements [Abstract]
Schedule of Financial Assets and Liabilities Measured at Fair Value on a Recurring Basis	The following table represents the Company’s fair value hierarchy of its financial assets and liabilities measured at fair value on a recurring basis as of June 30, 2024 and December 31, 2023.
	June 30, 2024			December 31, 2023
Description	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Short-term investments	$3,102,240	$-	$-	$4,140,880	$-	$-
The following table represents the Company’s fair value hierarchy of its financial assets and liabilities measured at fair value on a recurring basis as of December 31, 2023 and 2022.
	December 31, 2023			December 31, 2022
Description	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Short-term investments	$4,140,880	$-	$-	$-	$-	$-
Equity investments	$-	$-	$-	$3,118	$-	$-

Schedule of Summarizes Activity in the Company’s Short Term Investments at Fair Value	The following table summarizes activity in the Company’s short-term investments, at fair value for the periods presented:
	Six Months Ended June 30,	Six Months Ended June 30,
	2024	2023
Balance, beginning of period	$4,140,880	$-
Additions	97,452	10,352,410
Sales at original cost	(1,149,320)	(517,821)
Net realized loss on short-term investments	(1,025)	(2,179)
Unrealized gain (loss)	14,253	(3,281)
Balance, end of period	$3,102,240	$9,829,129
The following table summarizes activity in the Company’s short-term investments, at fair value for the periods presented:
	December 31,	December 31,
	2023	2022
Balance, beginning of year	$-	$-
Additions	4,147,107	-
Unrealized losses	(6,227)	-
Balance, end of year	$4,140,880	$-
The following table summarizes activity in the Company’s equity investments, at fair value for the periods presented:
	December 31,	December 31,
	2023	2022
Balance, beginning of year	$3,118	$419,995
Additions	-	85,733
Sales at original cost	-	(171,407)
Unrealized loss	(3,118)	(331,203)
Balance, end of year	$-	$3,118